Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.85106	0.96256	0.90498
Euro weakens by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2925	1.1428
Carrying amount	€ 45,408	€ 73,953
OCI	€ (4,541)	€ (7,395)
Euro weakens by 10% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2925	1.1428
Profit/(loss)	€ (25,161)	€ (31,343)
Carrying amount	€ 251,605	€ 313,431
Euro strengths by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0575	0.935
Carrying amount	€ 55,499	€ 90,387
OCI	€ 5,550	€ 9,039
Euro strengths by 10% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0575	0.935
Profit/(loss)	€ 30,752	€ 38,308
Carrying amount	€ 307,517	€ 383,083